Summary of Gains and Losses for Derivative Instruments Recognized in Net Realized Investment Gains and Losses in Statements of Operations (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Summary of realized gains and losses for derivative instruments
Total derivative losses	[1]	$ (416)	$ (108)	$ (1,302)
Change in embedded derivative liabilities and related fees	[2]	536	(979)	2,007
Net realized derivative gains (losses)		120	(1,087)	705
Designated as Hedging Instrument [Member]
Summary of realized gains and losses for derivative instruments
Total derivative losses				(1)
Not Designated as Hedging Instrument [Member] | Total Return Swap [Member]
Summary of realized gains and losses for derivative instruments
Total derivative losses		(44)	(195)	(321)
Not Designated as Hedging Instrument [Member] | Interest Rate Contracts [Member]
Summary of realized gains and losses for derivative instruments
Total derivative losses		(141)	142	(209)
Not Designated as Hedging Instrument [Member] | Equity Contracts [Member]
Summary of realized gains and losses for derivative instruments
Total derivative losses		(257)	(79)	(776)
Not Designated as Hedging Instrument [Member] | Other Derivative Contracts [Member]
Summary of realized gains and losses for derivative instruments
Total derivative losses		(6)	4	(9)
Not Designated as Hedging Instrument [Member] | Net Interest Settlements [Member]
Summary of realized gains and losses for derivative instruments
Total derivative losses		$ 32	$ 20	$ 14

[1]	Included in total derivative losses are economic hedging (losses) gains of $(402) million, $941 million and $(1.8) billion related to the guaranteed benefit annuity programs for the years ended December 31, 2015, 2014 and 2013, respectively. Also included are economic hedging gains (losses) of $52 million, $(1.0) billion and $645 million, respectively, related to the program that protects against the negative impact of higher interest rates on the Company's statutory surplus position through expiry.
[2]	During 2015, the annual comprehensive review of model assumptions for the individual variable annuity business produced a favorable impact of $187 million for the year ended December 31, 2015, attributable to the change in estimate discussed in Note 4. During 2014 and 2013, the annual comprehensive review of model assumptions for the individual variable annuity business included a favorable impact for the years ended December 31, 2014 and 2013, primarily due to model enhancements and updated assumptions for discounting and benefit utilization, partially offset by mortality and lapse rates.